Schedule of Maturities of Outstanding Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025 (July — December)	$ 375
2025		$ 2,400
2026	600
2028 and thereafter
Plus: accrued interest	445	821
Total debt	$ 1,420	3,821	$ 2,867
2027		$ 600